Derivatives, Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives (Textual) [Abstract]
Gains (losses) on derivatives used to hedge residential mortgage servicing rights	$ 261	$ 671	$ 3,509
Aggregate fair value of derivatives used for economic hedges net asset (liability)	617	3
Aggregate fair value of derivative loan commitments net asset (liability)	(6)	56
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	2,696	3,482	2,231
Not Designated as Hedging Instrument [Member] | Economic hedges [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	2,067	784	1,817
Derivative Instruments Not Designated as Hedging Instruments, Loss	(8)	(24)	(175)
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	629	2,698	414
Interest Rate Contracts, Mortgage Banking [ Member] | Not Designated as Hedging Instrument [Member] | Economic hedges [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	1,029	723	1,759
Interest Rate Contracts, Mortgage Banking [ Member] | Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	818	941	1,350
Interest Rate Contracts, Other | Not Designated as Hedging Instrument [Member] | Economic hedges [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(51)	(42)	(230)
Interest Rate Contracts, Other | Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	255	265	(855)
Equity contract [Member] | Not Designated as Hedging Instrument [Member] | Economic hedges [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	114	(393)	(469)
Equity contract [Member] | Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(1,643)	563	(719)
Foreign exchange contract [Member] | Not Designated as Hedging Instrument [Member] | Economic hedges [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	954	496	758
Foreign exchange contract [Member] | Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	1,077	812	593
Credit contract [Member] | Not Designated as Hedging Instrument [Member] | Economic hedges [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	21	0	(1)
Credit contract [Member] | Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(105)	44	7
Commodity contract [Member] | Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	216	88	77
Other contract [Member] | Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 11	$ (15)	$ (39)